PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.8% of Net Assets
	Aerospace & Defense – 1.6%
153,821	Aerojet Rocketdyne Holdings, Inc.(a)	$7,023,467
73,803	BWX Technologies, Inc.	4,581,690

		11,605,157

	Auto Components – 2.4%
155,343	Cooper Tire & Rubber Co.	4,466,111
276,310	Dana, Inc.	5,028,842
47,691	Fox Factory Holding Corp.(a)	3,317,863
39,127	LCI Industries	4,191,676

		17,004,492

	Banks – 15.8%
151,821	Ameris Bancorp	6,458,465
163,622	BancorpSouth Bank	5,139,367
105,367	Bank OZK	3,214,220
157,994	Bryn Mawr Bank Corp.	6,515,673
92,076	Carolina Financial Corp.	3,980,445
136,806	Cathay General Bancorp	5,205,468
223,523	CenterState Bank Corp.	5,583,605
252,234	CVB Financial Corp.	5,443,210
217,427	First Financial Bancorp	5,531,343
325,880	Home BancShares, Inc.	6,406,801
76,845	IBERIABANK Corp.	5,750,311
137,067	PacWest Bancorp	5,245,554
94,236	Pinnacle Financial Partners, Inc.	6,031,104
133,102	Popular, Inc.	7,819,742
107,118	Prosperity Bancshares, Inc.	7,700,713
39,921	Signature Bank	5,453,608
145,327	TCF Financial Corp.	6,801,304
183,583	Triumph Bancorp, Inc.(a)	6,979,826
112,149	Wintrust Financial Corp.	7,951,364

		113,212,123

	Beverages – 0.7%
368,632	Cott Corp.	5,042,886

	Biotechnology – 1.1%
77,837	Emergent BioSolutions, Inc.(a)	4,199,306
43,685	United Therapeutics Corp.(a)	3,847,775

		8,047,081

	Building Products – 1.4%
45,594	American Woodmark Corp.(a)	4,765,029
58,766	Armstrong World Industries, Inc.	5,522,241

		10,287,270

	Capital Markets – 1.4%
320,086	Donnelley Financial Solutions, Inc.(a)	3,351,300

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
114,646	Stifel Financial Corp.	$6,953,280

		10,304,580

	Chemicals – 2.8%
157,360	AdvanSix, Inc.(a)	3,140,906
52,519	Ashland Global Holdings, Inc.	4,019,279
102,717	Cabot Corp.	4,881,112
39,682	Ingevity Corp.(a)	3,467,413
68,600	WR Grace & Co.	4,791,710

		20,300,420

	Commercial Services & Supplies – 5.6%
82,210	Clean Harbors, Inc.(a)	7,049,507
351,836	Harsco Corp.(a)	8,095,746
169,931	IAA, Inc.(a)	7,996,953
151,273	KAR Auction Services, Inc.	3,296,239
172,440	Kimball International, Inc., Class B	3,564,335
150,188	Viad Corp.	10,137,690

		40,140,470

	Communications Equipment – 1.2%
209,034	Digi International, Inc.(a)	3,704,082
333,474	Viavi Solutions, Inc.(a)	5,002,110

		8,706,192

	Construction & Engineering – 1.2%
183,670	Arcosa, Inc.	8,182,498

	Distributors – 0.5%
125,821	Core-Mark Holding Co., Inc.	3,421,073

	Diversified Consumer Services – 0.7%
49,648	frontdoor, Inc.(a)	2,354,308
147,454	OneSpaWorld Holdings Ltd.	2,483,126

		4,837,434

	Diversified Financial Services – 1.1%
210,218	Cannae Holdings, Inc.(a)	7,818,007

	Diversified Telecommunication Services – 1.2%
121,996	GCI Liberty, Inc., Class A(a)	8,643,417

	Electric Utilities – 1.2%
109,085	ALLETE, Inc.	8,854,429

	Electrical Equipment – 0.5%
296,728	GrafTech International Ltd.	3,447,979

	Electronic Equipment, Instruments & Components – 2.8%
124,662	Kimball Electronics, Inc.(a)	2,187,818
44,846	Littelfuse, Inc.	8,579,040
155,505	Methode Electronics, Inc.	6,119,122

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – continued
198,581	TTM Technologies, Inc.(a)	$2,988,644

		19,874,624

	Energy Equipment & Services – 1.5%
223,792	Apergy Corp.(a)	7,559,694
74,069	DMC Global, Inc.	3,328,661

		10,888,355

	Entertainment – 0.5%
126,181	Liberty Media Corp.-Liberty Braves, Class C(a)	3,727,387

	Food Products – 3.5%
221,068	Darling Ingredients, Inc.(a)	6,207,589
27,210	J&J Snack Foods Corp.	5,013,987
384,619	Nomad Foods Ltd.(a)	8,603,927
47,862	Post Holdings, Inc.(a)	5,221,744

		25,047,247

	Health Care Equipment & Supplies – 2.0%
110,552	Avanos Medical, Inc.(a)	3,725,603
70,013	Quidel Corp.(a)	5,253,075
184,167	Varex Imaging Corp.(a)	5,490,018

		14,468,696

	Health Care Providers & Services – 0.9%
98,753	AMN Healthcare Services, Inc.(a)	6,153,299

	Hotels, Restaurants & Leisure – 2.9%
61,665	Churchill Downs, Inc.	8,460,438
22,619	Cracker Barrel Old Country Store, Inc.	3,477,445
69,028	Marriott Vacations Worldwide Corp.	8,888,045

		20,825,928

	Household Durables – 0.8%
30,533	Helen of Troy Ltd.(a)	5,489,528

	Independent Power & Renewable Electricity Producers – 2.2%
134,583	NextEra Energy Partners LP	7,085,795
137,830	NRG Energy, Inc.	5,478,742
148,038	Vistra Energy Corp.	3,403,394

		15,967,931

	Industrial Conglomerates – 0.6%
130,393	Raven Industries, Inc.	4,493,343

	Insurance – 3.7%
175,776	Employers Holdings, Inc.	7,338,648
120,539	First American Financial Corp.	7,029,835
131,010	ProAssurance Corp.	4,734,701
43,740	Reinsurance Group of America, Inc.	7,132,244

		26,235,428

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – 0.3%
282,581	Qurate Retail, Inc., Class A(a)	$2,382,158

	IT Services – 4.6%
103,302	CSG Systems International, Inc.	5,348,978
46,114	Euronet Worldwide, Inc.(a)	7,265,722
185,276	Genpact Ltd.	7,813,089
199,403	Perspecta, Inc.	5,272,215
33,996	WEX, Inc.(a)	7,120,802

		32,820,806

	Leisure Products – 0.7%
76,717	Brunswick Corp.	4,601,486

	Machinery – 4.2%
57,991	Alamo Group, Inc.	7,280,770
144,815	Altra Industrial Motion Corp.	5,243,751
155,378	Columbus McKinnon Corp.	6,219,781
28,495	John Bean Technologies Corp.	3,210,247
59,105	Kadant, Inc.	6,226,121
43,722	Miller Industries, Inc.	1,623,398

		29,804,068

	Marine – 0.7%
53,849	Kirby Corp.(a)	4,821,101

	Media – 2.1%
368,893	Gray Television, Inc.(a)	7,909,066
77,231	John Wiley & Sons, Inc., Class A	3,747,248
174,884	Liberty Latin America Ltd., Class C(a)	3,403,243

		15,059,557

	Metals & Mining – 0.4%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d)	—
73,453	Haynes International, Inc.	2,628,148

		2,628,148

	Multi-Utilities – 1.8%
201,305	MDU Resources Group, Inc.	5,980,772
92,903	NorthWestern Corp.	6,658,358

		12,639,130

	Oil, Gas & Consumable Fuels – 1.4%
57,870	Arch Coal, Inc., Class A	4,151,594
227,511	Viper Energy Partners LP	5,610,421

		9,762,015

	Pharmaceuticals – 1.5%
122,302	Catalent, Inc.(a)	6,885,603
160,488	Supernus Pharmaceuticals, Inc.(a)	3,806,775

		10,692,378

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – 2.9%
90,957	ASGN, Inc.(a)	$6,455,218
237,511	Clarivate Analytics PLC(a)	3,990,185
64,338	Insperity, Inc.	5,535,642
109,505	Korn Ferry	4,643,012

		20,624,057

	REITs - Apartments – 0.6%
94,526	American Campus Communities, Inc.	4,445,558

	REITs - Diversified – 0.7%
184,033	Outfront Media, Inc.	4,935,765

	REITs - Hotels – 0.7%
59,844	Ryman Hospitality Properties, Inc.	5,186,081

	REITs - Shopping Centers – 0.8%
309,448	Retail Opportunity Investments Corp.	5,464,852

	REITs - Single Tenant – 1.5%
270,293	Essential Properties Realty Trust, Inc.	6,705,969
74,403	National Retail Properties, Inc.	3,989,489

		10,695,458

	REITs - Storage – 0.7%
166,555	CubeSmart	5,243,151

	REITs - Warehouse/Industrials – 2.5%
181,484	Americold Realty Trust	6,362,829
66,969	CyrusOne, Inc.	4,381,782
149,846	Rexford Industrial Realty, Inc.	6,843,467

		17,588,078

	Road & Rail – 0.5%
20,134	Old Dominion Freight Line, Inc.	3,821,031

	Semiconductors & Semiconductor Equipment – 2.0%
96,092	Advanced Energy Industries, Inc.(a)	6,841,750
19,090	Mellanox Technologies Ltd.(a)	2,236,966
212,276	Tower Semiconductor Ltd.(a)	5,107,361

		14,186,077

	Software – 1.9%
121,369	ACI Worldwide, Inc.(a)	4,598,065
41,883	LogMeIn, Inc.	3,591,048
94,264	Verint Systems, Inc.(a)	5,218,455

		13,407,568

	Specialty Retail – 1.9%
87,507	Aaron’s, Inc.	4,997,525
205,909	Designer Brands, Inc., Class A	3,241,007
186,888	Urban Outfitters, Inc.(a)	5,189,880

		13,428,412

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 2.0%
47,169	Federal Agricultural Mortgage Corp., Class C	$3,938,611
144,355	Meta Financial Group, Inc.	5,270,401
210,685	OceanFirst Financial Corp.	5,380,895

		14,589,907

	Trading Companies & Distributors – 0.6%
91,177	Herc Holdings, Inc.(a)	4,462,202

	Total Common Stocks (Identified Cost $484,591,800)	706,316,318

Principal Amount
Short-Term Investments – 1.4%
$9,978,216	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $9,978,714 on 1/02/2020 collateralized by $9,680,000 U.S. Treasury Note, 2.875% due 9/30/2023 valued at $10,181,134 including accrued interest(e) (Identified Cost $9,978,216)	9,978,216

	Total Investments – 100.2% (Identified Cost $494,570,016)	716,294,534
	Other assets less liabilities – (0.2)%	(1,710,787)

	Net Assets – 100.0%	$714,583,747

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0. At December 31, 2019, the value of this security amounted to $0.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2019, the value of this security amounted to $0.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$706,316,318	$—	$—	$706,316,318
Short-Term Investments	—	9,978,216	—	9,978,216

Total	$706,316,318	$9,978,216	$—	$716,294,534

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2019 (Unaudited)

Banks	15.8%
Commercial Services & Supplies	5.6
IT Services	4.6
Machinery	4.2
Insurance	3.7
Food Products	3.5
Hotels, Restaurants & Leisure	2.9
Professional Services	2.9
Chemicals	2.8
Electronic Equipment, Instruments & Components	2.8
REITs - Warehouse/Industrials	2.5
Auto Components	2.4
Independent Power & Renewable Electricity Producers	2.2
Media	2.1
Thrifts & Mortgage Finance	2.0
Health Care Equipment & Supplies	2.0
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	34.8
Short-Term Investments	1.4

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%